Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,462,000
Previously Paid Amount	0.00
Total Fee Amount	649.19
Total Offset Amount	0.00
Net Fee	649.19
Narrative - Max Aggregate Offering Price	$ 7,462,000
Final Prospectus	true